Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 63,637
Property plant and equipment ending	65,262	$ 63,637
Assets transferred to Property, plant and equipment from Intangible assets	161	401
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	188,656	172,579
Additions through business combinations	3,968
Additions and transfers	10,144	10,727
Disposals at cost	(884)	(374)
Assets reclassified to held for sale	0	0
Effect of changes in foreign exchange	(6,967)	5,724
Property plant and equipment ending	194,916	188,656
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(125,019)	(113,023)
Depreciation	(9,841)	(9,688)
Impairment losses	(794)	(917)
Reversal of impairment losses	1,398	1,972
Transfers	(961)	(53)
Accumulated depreciation and impairment disposed assets	980	323
Accumulated depreciation and impairment assets classified as HFS		0
Effect of changes in foreign exchange	4,583	(3,634)
Property plant and equipment ending	(129,654)	(125,019)
Machinery, equipment and transportation equipment, including vessels [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	617
Property plant and equipment ending	$ 794	$ 617
Machinery, equipment and transportation equipment, including vessels [Member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years	20 years
Machinery, equipment and transportation equipment, including vessels [Member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	3 years	3 years
Machinery, equipment and transportation equipment, including vessels [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 3,470	$ 3,394
Additions through business combinations	76
Additions and transfers	90	56
Disposals at cost	(12)	(7)
Assets reclassified to held for sale	0	0
Effect of changes in foreign exchange	(28)	27
Property plant and equipment ending	3,596	3,470
Machinery, equipment and transportation equipment, including vessels [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(2,853)	(2,767)
Depreciation	(137)	(122)
Impairment losses	0	0
Reversal of impairment losses	155	48
Transfers	0	0
Accumulated depreciation and impairment disposed assets	12	5
Accumulated depreciation and impairment assets classified as HFS		0
Effect of changes in foreign exchange	21	(17)
Property plant and equipment ending	(2,802)	(2,853)
Production plants and oil and gas assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	43,753
Property plant and equipment ending	$ 47,177	$ 43,753
Estimated useful lives (years)	UoP	UoP	[1]
Production plants and oil and gas assets [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 157,533	$ 142,750
Additions through business combinations	2,473
Additions and transfers	13,017	10,181
Disposals at cost	(505)	0
Assets reclassified to held for sale	0	0
Effect of changes in foreign exchange	(5,752)	4,602
Property plant and equipment ending	166,766	157,533
Production plants and oil and gas assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(113,781)	(100,971)
Depreciation	(9,249)	(9,051)
Impairment losses	(762)	(917)
Reversal of impairment losses	1,087	935
Transfers	(1,799)	(422)
Accumulated depreciation and impairment disposed assets	602	(24)
Accumulated depreciation and impairment assets classified as HFS		0
Effect of changes in foreign exchange	4,312	(3,331)
Property plant and equipment ending	(119,589)	(113,781)
Refining and manufacturing plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	2,446
Property plant and equipment ending	$ 2,048	$ 2,446
Refining and manufacturing plants [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years	20 years
Refining and manufacturing plants [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	15 years	15 years
Refining and manufacturing plants [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 8,646	$ 8,262
Additions through business combinations	0
Additions and transfers	328	331
Disposals at cost	0	(288)
Assets reclassified to held for sale	0	0
Effect of changes in foreign exchange	(314)	342
Property plant and equipment ending	8,660	8,646
Refining and manufacturing plants [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(6,200)	(5,772)
Depreciation	(426)	(485)
Impairment losses	0	0
Reversal of impairment losses	0	0
Transfers	(229)	(1)
Accumulated depreciation and impairment disposed assets	0	285
Accumulated depreciation and impairment assets classified as HFS		0
Effect of changes in foreign exchange	242	(227)
Property plant and equipment ending	(6,613)	(6,200)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	427
Property plant and equipment ending	$ 467	$ 427
Land and buildings [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	33 years	33 years
Land and buildings [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years	20 years
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 866	$ 859
Additions through business combinations	48
Additions and transfers	32	47
Disposals at cost	(1)	(50)
Assets reclassified to held for sale	0	0
Effect of changes in foreign exchange	(13)	10
Property plant and equipment ending	932	866
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(439)	(446)
Depreciation	(29)	(29)
Impairment losses	0	0
Reversal of impairment losses	0	0
Transfers	(1)	0
Accumulated depreciation and impairment disposed assets	0	39
Accumulated depreciation and impairment assets classified as HFS		0
Effect of changes in foreign exchange	4	(4)
Property plant and equipment ending	(465)	(439)
Assets under development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	16,394
Property plant and equipment ending	14,776	16,394
Assets under development [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	18,140	17,315
Additions through business combinations	1,370
Additions and transfers	(3,322)	111
Disposals at cost	(366)	(30)
Assets reclassified to held for sale	0	0
Effect of changes in foreign exchange	(861)	743
Property plant and equipment ending	14,961	18,140
Assets under development [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(1,746)	(3,068)
Depreciation	0	0
Impairment losses	(32)	0
Reversal of impairment losses	156	989
Transfers	1,067	370
Accumulated depreciation and impairment disposed assets	366	18
Accumulated depreciation and impairment assets classified as HFS		0
Effect of changes in foreign exchange	5	(55)
Property plant and equipment ending	$ (185)	$ (1,746)

[1]	Depreciation according to unit of production method (UoP) , see note 2 Significant accounting policies . Land is not depreciated .